UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-01911

                        SCHRODER CAPITAL FUNDS (DELAWARE)
               (Exact name of registrant as specified in charter)
                                    ________


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                        Schroder Capital Funds (Delaware)
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
   SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
               COMMON STOCK -- 91.9%
               AUTO & TRANSPORTATION -- 2.5%
      85,100   Horizon Lines Class A                                  1,599,029
      34,700   Kansas City Southern (1)                               1,245,036
      48,200   Republic Airways Holdings (1)                            962,072
      85,300   Seaspan                                                2,570,942
                                                                   ------------
                                                                      6,377,079

               CONSUMER DISCRETIONARY -- 15.6%
     131,800   Ambassadors Group                                      2,436,982
      49,100   Bright Horizons Family Solutions (1)                   2,090,187
       7,100   Casual Male Retail Group (1)                              34,506
     281,300   Central Garden & Pet (1)                               1,544,337
      83,800   Central Garden & Pet Class A (1)                         416,486
      85,200   Children's Place (1)                                   1,579,608
      87,600   Clear Channel Outdoor Holdings
                  Class A (1)                                         1,946,472
      66,800   Diamond Management & Technology
                  Consultants                                           310,620
     134,000   Geo Group (1)                                          3,205,280
      31,600   Home Inns & Hotels Management
                  ADR (1)                                               884,484
      92,000   LKQ (1)                                                1,645,880
      49,800   Pinnacle Entertainment (1)                               908,850
      52,100   Regis                                                  1,319,693
     133,500   Rent-A-Center (1)                                      2,282,850
       6,717   Ritchie Brothers Auctioneers                             552,675
     168,200   Scientific Games Class A (1)                           4,003,160
      51,100   Sonic (1)                                              1,133,398
      69,800   Standard Parking (1)                                   1,352,026
      92,400   Talbots                                                  893,508
      88,600   THQ (1)                                                1,595,686
     182,400   Valueclick (1)                                         3,981,792
      31,300   Viad                                                     837,275
      85,900   Waste Connections (1)                                  2,504,844
      41,700   Watson Wyatt Worldwide Class A                         2,049,555
                                                                   ------------
                                                                     39,510,154

               CONSUMER STAPLES -- 0.3%
      34,200   Flowers Foods                                            820,800
                                                                   ------------

               FINANCIAL SERVICES -- 14.8%
      44,950   Annaly Capital Management REIT                           886,414
      71,464   Apollo Investment (1)(2)                               1,084,824
      70,863   Argo Group International Holdings (1)                  2,894,045
      79,000   Bank of Hawaii                                         3,979,230
      32,000   Berkshire Hills Bancorp                                  760,640
      63,900   Chimera Investment                                     1,223,685
      23,300   Commerce Bancshares                                    1,034,753
      70,100   Conseco (1)                                              844,004
      31,243   Cullen/Frost Brothers                                  1,700,869
      84,520   CVB Financial                                            942,398
      33,900   Digital Realty Trust                                   1,211,247
      72,600   Euronet Worldwide (1)                                  1,919,544
      91,350   H&E Equipment Services (1)                             1,517,323
      54,608   Health Care REIT                                       2,342,137
      14,000   Investment Technology Group (1)                          657,580
      74,400   Investors Real Estate Trust REIT                         729,120

   Shares                                                             Value $
------------                                                       ------------
      96,200   National Retail Properties REIT                        2,185,664
     146,300   Online Resources (1)                                   1,493,723
      48,203   PennantPark Investment                                   543,248
      84,500   Reinsurance Group of America                           4,898,465
      19,800   SVB Financial Group (1)                                  958,320
      73,900   Westamerica Bancorporation                             3,659,528
                                                                   ------------
                                                                     37,466,761

               HEALTH CARE -- 14.5%
      57,800   Advanced Medical Optics (1)                            1,215,534
      37,000   Amsurg (1)                                               953,120
      31,000   Animal Health International (1)                          372,000
      41,500   Array Biopharma (1)                                      270,165
       6,400   athenahealth (1)                                         200,960
     265,400   Bruker BioSciences (1)                                 2,720,350
      92,200   Cepheid (1)                                            2,815,788
      77,600   Cooper                                                 3,055,888
      66,300   Dialysis Corp. of America (1)                            607,308
      62,700   Ensign Group                                             615,087
      38,900   Haemonetics (1)                                        2,327,776
      36,668   Immucor (1)                                            1,057,505
      27,800   Integra LifeSciences Holdings (1)                      1,156,480
     192,800   Lexicon Pharmaceuticals (1)                              456,936
      68,600   Luminex (1)                                            1,026,942
      78,600   Medicis Pharmaceutical Class A                         1,596,366
      51,900   Northstar Neuroscience (1)                                75,774
     117,000   Perrigo                                                3,608,280
     163,400   PSS World Medical (1)                                  2,825,186
      31,900   Psychiatric Solutions (1)                                962,423
      61,600   Sirtris Pharmaceuticals (1)                              742,896
      95,700   Skilled Healthcare Group (1)                           1,330,230
     122,700   Sun Healthcare Group Class A (1)                       2,114,121
       1,300   Trans1 (1)                                                18,967
      47,600   Volcano (1)                                              521,220
     101,500   West Pharmaceutical Services                           3,968,650
                                                                   ------------
                                                                     36,615,952

               MATERIALS & PROCESSING -- 8.4%
      49,400   Airgas                                                 2,292,654
      33,100   Albany International Class A                           1,158,831
      76,000   Brush Engineered Materials (1)                         2,175,120
     119,600   Cabot                                                  3,555,708
      30,400   Clean Harbors (1)                                      1,686,592
      33,500   FMC                                                    1,780,860
      40,000   Interface Class A                                        638,400
      72,300   Pan American Silver (1)                                2,619,429
      26,600   Schnitzer Steel Industries Class A                     1,507,156
      69,409   ShawCor                                                2,380,251
      79,051   Yamana Gold                                            1,304,889
                                                                   ------------
                                                                     21,099,890

               OTHER ENERGY -- 7.5%
      56,300   Approach Resources (1)                                   862,516
      49,900   CARBO Ceramics                                         1,714,065
      71,700   Concho Resources (1)                                   1,455,510
     126,300   Dresser-Rand Group (1)                                 4,003,710
      20,395   Exterran Holdings (1)                                  1,330,570
      21,900   FMC Technologies (1)                                   1,054,704


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
      89,419   Galleon Energy Class A (1)                             1,279,323
      21,000   Ormat Technologies                                       912,870
     124,500   St. Mary Land & Exploration                            4,386,135
      57,646   Willbros Group (1)                                     1,920,765
                                                                   ------------
                                                                     18,920,168

               PRODUCER DURABLES -- 6.2%
      66,400   Actuant Class A                                        1,814,712
     260,700   Arris Group (1)                                        2,291,553
      58,500   ESCO Technologies (1)                                  2,193,165
     138,600   FEI (1)                                                3,140,676
      47,350   IDEX                                                   1,478,740
      20,600   Manitowoc                                                785,272
     116,000   MTC Technologies (1)                                   2,736,440
      95,600   Veeco Instruments (1)                                  1,353,696
                                                                   ------------
                                                                     15,794,254

               TECHNOLOGY -- 17.3%
     126,700   Aspen Technology (1)                                   1,780,135
      27,400   CommScope (1)                                          1,215,190
      39,800   Constant Contact (1)                                     848,536
      20,500   DRS Technologies                                       1,100,235
     207,000   Emulex (1)                                             3,229,200
      98,500   F5 Networks (1)                                        2,317,705
     164,300   Gartner (1)                                            2,439,855
      36,300   GeoEye (1)                                             1,269,048
     159,300   GSI Technology (1)                                       401,436
     218,100   Informatica (1)                                        4,211,511
     101,300   Interwoven (1)                                         1,283,471
      68,700   IPG Photonics (1)                                      1,229,730
      36,600   Mantech International Class A (1)                      1,496,940
      33,536   Mellanox Technologies (1)                                530,875
      99,700   MEMSIC (1)                                               687,930
     107,700   Microsemi (1)                                          2,446,944
     131,560   Parametric Technology (1)                              2,164,162
     214,000   QLogic (1)                                             3,060,200
     102,400   RightNow Technologies (1)                              1,047,552
     138,900   Semtech (1)                                            1,773,753
     220,800   SonicWALL (1)                                          1,938,624
      40,000   Standard Microsystems (1)                              1,196,800
     141,700   Syniverse Holdings (1)                                 2,237,443
     227,600   Vishay Intertechnology (1)                             2,387,524
     143,500   Volterra Semiconductor (1)                             1,317,330
                                                                   ------------
                                                                     43,612,129

               UTILITIES -- 4.8%
      52,300   Consolidated Communications
                  Holdings                                              817,972
     215,600   Mediacom Communications Class A (1)                    1,069,376
      54,700   NorthWestern                                           1,580,830
     276,800   Paetec Holding (1)                                     2,632,368
      42,050   PNM Resources                                            812,406
      55,600   Portland General Electric                              1,369,984
      69,500   Time Warner Telecom Class A (1)                        1,214,860
      22,300   UIL Holdings                                             761,545
      65,300   Unisource Energy                                       1,918,514
                                                                   ------------
                                                                     12,177,855
                                                                   ------------

               TOTAL COMMON STOCK
               (Cost $224,326,269)                                  232,395,042
                                                                   ------------

 Principal
 Amount $                                                             Value $
------------                                                       ------------
               SHORT-TERM
               INVESTMENT -- 7.6%
  19,366,491   JPMorgan Chase Bank, N.A. Time
                  Deposit (Nassau), 3.010%                           19,366,491
                                                                   ------------
               TOTAL SHORT-TERM
                  INVESTMENT
                  (Cost $19,366,491)                                 19,366,491
                                                                   ------------

               TOTAL INVESTMENTS -- 99.5%
               (Cost $243,692,760)*                                 251,761,533
                                                                   ------------

               OTHER ASSETS LESS
                  LIABILITIES -- 0.5%                                 1,193,998
                                                                   ------------

               NET ASSETS - 100.0%                                 $252,955,531
                                                                   ============

* AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $243,819,124, AND THE UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS OWNED BY THE FUND WERE $30,306,244 AND $(22,363,835), RESPECTIVELY.

(1)   DENOTES NON-INCOME PRODUCING SECURITY.

(2)   BUSINESS DEVELOPMENT COMPANY.

ADR   -- AMERICAN DEPOSITARY RECEIPTS
REIT  -- REAL ESTATE INVESTMENT TRUST

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SCHRODER INTERNATIONAL ALPHA FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

   Shares                                                             Value $
------------                                                       ------------
               COMMON STOCK -- 92.2%
               BRAZIL -- 2.2%
       8,344   Unibanco - Uniao de Bancos
                  Brasileiros GDR                                     1,091,395
                                                                   ------------
               CANADA -- 3.9%
      25,543   Cameco                                                   865,260
      12,454   Niko Resources                                         1,056,053
                                                                   ------------
                                                                      1,921,313
               CHINA -- 1.3%
   1,109,000   Industrial & Commercial Bank of
                  China Class H (4)                                     667,606
                                                                   ------------
               DENMARK -- 1.9%
      25,896   Danske Bank (4)                                          930,777
                                                                   ------------
               FRANCE -- 3.6%
      24,578   AXA (4)                                                  844,190
      15,575   Suez (4)                                                 954,030
                                                                   ------------
                                                                      1,798,220
               GERMANY -- 8.3%
      12,889   Adidas (4)                                               822,077
      53,863   Deutsche Telekom (4)                                   1,103,317
       7,763   Linde (4)                                              1,012,951
       9,249   Siemens (4)                                            1,192,207
                                                                   ------------
                                                                      4,130,552
               GREECE -- 1.5%
      25,711   EFG Eurobank Ergasias (4)                                726,116
                                                                   ------------
               HONG KONG -- 5.6%
   1,664,000   Denway Motors (4)                                        981,580
     252,000   Shangri-La Asia (4)                                      751,779
      78,000   Swire Pacific Class A (4)                              1,059,262
                                                                   ------------
                                                                      2,792,621
               ISRAEL -- 3.9%
      91,726   Makhteshim-Agan Industries (1)(4)                        728,583
      26,125   Teva Pharmaceutical Industries ADR                     1,202,795
                                                                   ------------
                                                                      1,931,378
               ITALY -- 1.7%
     116,954   Intesa Sanpaolo (4)                                      832,340
                                                                   ------------
               JAPAN -- 15.7%
         111   Central Japan Railway (4)                              1,028,591
     247,000   Ebara (4)                                                778,087
      28,000   Honda Motor (4)                                          866,149
      29,400   Mitsubishi (4)                                           779,333
      23,900   Sony (4)                                               1,129,428
      12,900   Square Enix (4)                                          372,427
          97   Sumitomo Mitsui Financial Group (4)                      778,746
     162,000   Toray Industries (4)                                   1,103,476
      44,900   Ushio (4)                                                919,199
                                                                   ------------
                                                                      7,755,436
               MEXICO -- 1.4%
     234,644   America Movil                                            705,211
                                                                   ------------

   Shares                                                             Value $
------------                                                       ------------
               NETHERLANDS -- 3.9%
      22,116   Koninklijke Philips Electronics (4)                      865,031
      37,000   SBM Offshore (4)                                       1,073,489
                                                                   ------------
                                                                      1,938,520
               SINGAPORE -- 4.1%
      78,784   Jardine Strategic Holdings (4)                         1,155,565
     195,000   Keppel Land (4)                                          864,536
                                                                   ------------
                                                                      2,020,101
               SOUTH KOREA -- 4.2%
      29,869   Daewoo Shipbuilding & Marine
                  Engineering (1)(4)                                    945,879
      39,610   Hynix Semiconductor (1)(4)                             1,109,598
                                                                   ------------
                                                                      2,055,477
               SWITZERLAND -- 10.1%
       3,457   Nestle (4)                                             1,547,682
       8,338   Roche Holding (4)                                      1,513,941
      66,644   STMicroelectronics (4)                                   829,634
       4,204   Syngenta (4)                                           1,108,668
                                                                   ------------
                                                                      4,999,925
               UNITED KINGDOM -- 18.9%
      37,221   Admiral Group (4)                                        733,417
      49,681   Barclays (4)                                             468,961
     141,878   Rexam (4)                                              1,189,442
      11,633   Rio Tinto (4)                                          1,164,694
      92,891   Rolls-Royce Group (4)                                    877,003
      88,462   Royal Bank of Scotland Group (4)                         681,983
     238,492   Sage Group (4)                                         1,052,169
     121,360   Tesco (4)                                              1,014,494
      84,737   Venture Production (4)                                 1,138,598
      81,745   WPP Group (4)                                          1,006,275
                                                                   ------------
                                                                      9,327,036
                                                                   ------------
               TOTAL COMMON STOCK
               (Cost $47,130,703)                                    45,624,024
                                                                   ------------
               EQUITY-LINKED
               WARRANTS (2) -- 3.5%
               INDIA -- 3.5%
     185,056   Infrastructure Development Finance
                  Company, Expires 08/04/08 (1)(3)                      933,607
      58,888   Shriram Transport Finance, Expires
                  11/12/12 (1)(3)                                       583,580
      21,449   Shriram Transport Finance, Expires
                  01/18/13 (1)(3)                                       212,517
                                                                   ------------
               TOTAL EQUITY-LINKED WARRANTS
                  (Cost $1,494,881)                                   1,729,704
                                                                   ------------


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

--------------------------------------------------------------------------------
   SCHRODER INTERNATIONAL ALPHA FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

 Principal
  Amount $                                                            Value $
------------                                                       ------------
               SHORT-TERM
               INVESTMENT -- 5.8%
   2,852,903   JPMorgan Chase Bank, N.A. Time
                  Deposit (Nassau), 3.010%                            2,852,903
                                                                   ------------
               TOTAL SHORT-TERM INVESTMENT
                  (Cost $2,852,903)                                   2,852,903
                                                                   ------------
               TOTAL INVESTMENTS -- 101.5%
               (Cost $51,478,487)*                                   50,206,631
                                                                   ------------
               OTHER ASSETS LESS
                  LIABILITIES -- (1.5)%                                (735,751)
                                                                   ------------
               NET ASSETS - 100.0%                                 $ 49,470,880
                                                                   ============

* AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $51,478,487, AND THE UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS OWNED BY THE FUND WERE $3,175,725 AND $(4,447,581), RESPECTIVELY.

(1)   DENOTES NON-INCOME PRODUCING SECURITY.

(2)   SECURITIES ARE NOT READILY MARKETABLE.

(3) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JANUARY 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,729,704, REPRESENTING 3.5% OF THE NET ASSETS OF THE FUND.

(4)   SECURITY IS FAIR VALUED.

ADR -- AMERICAN DEPOSITARY RECEIPTS
GDR -- GLOBAL DEPOSITARY RECEIPTS

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                               Schroder Capital Funds (Delaware)


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -----------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: March 31, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -----------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: March 31, 2008


By (Signature and Title)*                  /s/ Alan M. Mandel
                                           -----------------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: March 31, 2008


* Print the name and title of each signing officer under his or her signature.